First-time adoption - Summary of Impact on Equity Instruments and Debt Instruments Before Considering the Tax Effect Due to First Time Adoption of IFRS (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Impact On Equity Instruments and Debt Instruments Before Considering The Tax Effect Due To First Time Adoption Of IFRS [Line Items]
Other financial assets (non-current)	¥ 696,306	¥ 695,764	¥ 321,721
Investments and advances in the Financial Services segment (non-current)	18,445,088	17,296,546	16,352,285
Accumulated other comprehensive income	(1,222,332)	(1,520,257)	(979,476)
Financial services expenses	(1,374,037)	(1,501,674)
Share of profit (loss) of investments accounted for using the equity method	23,646	11,551
Financial income	¥ 19,304	83,792
Adjustment to Recognition And Measurement Differences [Member]
Impact On Equity Instruments and Debt Instruments Before Considering The Tax Effect Due To First Time Adoption Of IFRS [Line Items]
Other financial assets (non-current)		32,659	23,252
Investments and advances in the Financial Services segment (non-current)		1,657,090	2,445,750
Accumulated other comprehensive income		(2,044,277)	(1,560,456)
Financial services expenses		(208)
Share of profit (loss) of investments accounted for using the equity method		64
Financial income		(180,900)
Adjustment to Recognition And Measurement Differences [Member] | Impact of Change in Equity Instruments and Debt Instruments Before Considering The Tax Effect [Member]
Impact On Equity Instruments and Debt Instruments Before Considering The Tax Effect Due To First Time Adoption Of IFRS [Line Items]
Other financial assets (non-current)		31,627	22,110
Investments and advances in the Financial Services segment (non-current)		1,649,660	2,439,946
Accumulated other comprehensive income		(1,840,980)	(2,424,510)
Adjustment to retained earnings		(159,693)	¥ 37,546
Financial services revenue		(12,547)
Financial services expenses		(854)
Share of profit (loss) of investments accounted for using the equity method		(30)
Financial income		(178,677)
Increase (decrease) in adjustment to pre-tax income		¥ (192,108)